2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 22 .4%
Communication Services — 1.8%
Alphabet Inc ....................... 4,865 813,379
Comcast Corp ...................... 402 16,791
Meta Platforms Inc ................... 1,954 1,118,548
Netflix Inc
(1)
........................ 684 485,141
Telephone and Data Systems Inc ......... 971 22,576
Verizon Communications Inc ............ 2,807 126,062
2,582,497
Consumer Discretionary — 3.1%
Abercrombie & Fitch Co
(1)
............... 90 12,591
Amazon.com Inc
(1)
................... 9,806 1,827,152
Best Buy Co Inc ..................... 748 77,269
Bright Horizons Family Solutions Inc
(1)
...... 12 1,682
Burlington Stores Inc
(1)
................ 250 65,870
Crocs Inc
(1)
........................ 373 54,014
Dream Finders Homes Inc
(1)
............. 31 1,123
Frontdoor Inc
(1)
...................... 383 18,380
Helen of Troy Ltd
(1)
................... 119 7,360
Installed Building Products Inc ........... 105 25,858
Las Vegas Sands Corp ................. 1,277 64,284
La-Z-Boy Inc ....................... 1,071 45,978
Lennar Corp ....................... 1,698 318,341
Lowe's Cos Inc ..................... 927 251,078
Lululemon Athletica Inc
(1)
............... 54 14,653
Mohawk Industries Inc
(1)
............... 1,978 317,825
Ross Stores Inc ..................... 2,294 345,270
TJX Cos Inc/The ..................... 6,382 750,140
TopBuild Corp
(1)
..................... 98 39,867
Valvoline Inc
(1)
...................... 898 37,581
Whirlpool Corp ...................... 1,033 110,531
4,386,847
Consumer Staples — 0.9%
Altria Group Inc ..................... 4,530 231,211
Bunge Global SA .................... 1,974 190,767
Costco Wholesale Corp ................ 118 104,609
Kimberly-Clark Corp .................. 1,531 217,831
Kroger Co/The ...................... 3,346 191,726
Molson Coors Beverage Co ............. 438 25,194
Target Corp ........................ 778 121,259
Walmart Inc ....................... 3,376 272,612
1,355,209
Energy — 0.2%
Civitas Resources Inc ................. 62 3,142
Devon Energy Corp ................... 1,689 66,074
EOG Resources Inc ................... 1,741 214,021
Murphy Oil Corp ..................... 333 11,235
Teekay Corp
(1)
...................... 129 1,187
295,659
Financials — 4.2%
American Express Co ................. 1,085 294,252
American International Group Inc ......... 1,603 117,388
Bank of New York Mellon Corp/The ........ 5,792 416,213
Berkshire Hathaway Inc
(1)
.............. 6,727 3,096,169
Block Inc
(1)
........................ 985 66,123
Capital One Financial Corp .............. 2,046 306,348
Comerica Inc ....................... 1,781 106,700
Commerce Bancshares Inc/MO ........... 1,215 72,171
Enstar Group Ltd
(1)
................... 91 29,265
Euronet Worldwide Inc
(1)
............... 862 85,536
First American Financial Corp ............ 2,498 164,893
Mastercard Inc ..................... 301 148,634
Medley Management Inc
(1) (2)
............. 25 0
MetLife Inc ........................ 1,999 164,877
Northern Trust Corp .................. 2,743 246,952
PROG Holdings Inc ................... 110 5,334
State Street Corp .................... 5,662 500,917
Synchrony Financial .................. 1,554 77,513
US Bancorp ........................ 666 30,456
5,929,741
Health Care — 3.3%
AbbVie Inc ........................ 5,182 1,023,341
Amgen Inc ........................ 985 317,377
Centene Corp
(1)
..................... 1,858 139,870
Cigna Group/The .................... 157 54,391
Eli Lilly & Co ....................... 840 744,190
Encompass Health Corp ............... 1,213 117,224
Gilead Sciences Inc .................. 4,495 376,861
HCA Healthcare Inc ................... 935 380,012
Johnson & Johnson .................. 5,195 841,902
Medtronic PLC ...................... 5,180 466,355
Merck & Co Inc ..................... 1,455 165,230
Natera Inc
(1)
........................ 19 2,412
Universal Health Services Inc ............ 354 81,070
4,710,235
Industrials — 1.8%
A O Smith Corp ..................... 1,548 139,057
Alaska Air Group Inc
(1)
................. 824 37,253
Boise Cascade Co ................... 558 78,667
Broadridge Financial Solutions Inc ......... 487 104,720
BWX Technologies Inc ................. 673 73,155
Copart Inc
(1)
........................ 3,974 208,238
Delta Air Lines Inc ................... 1,467 74,509
EMCOR Group Inc .................... 253 108,924

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Graco Inc ......................... 1,342 117,438
Huntington Ingalls Industries Inc .......... 427 112,890
Johnson Controls International plc ......... 933 72,410
MDU Resources Group Inc .............. 185 5,071
MSC Industrial Direct Co Inc ............. 36 3,098
Northrop Grumman Corp ............... 56 29,572
Paycom Software Inc ................. 665 110,769
Rollins Inc ......................... 374 18,917
RTX Corp ......................... 667 80,814
Sterling Infrastructure Inc
(1)
............. 126 18,273
Trane Technologies PLC ................ 492 191,255
United Airlines Holdings Inc
(1)
............ 1,037 59,171
Vertiv Holdings Co ................... 1,456 144,857
Waste Management Inc ................ 3,579 743,000
2,532,058
Information Technology — 5.9%
Amkor Technology Inc ................. 440 13,464
Analog Devices Inc ................... 368 84,703
Apple Inc ......................... 5,939 1,383,787
Applied Materials Inc ................. 979 197,807
Asana Inc
(1)
........................ 2,941 34,086
Astera Labs Inc
(1)
.................... 420 22,004
Consensus Cloud Solutions Inc
(1)
.......... 477 11,233
First Solar Inc
(1)
..................... 204 50,886
Lam Research Corp .................. 95 77,528
Lattice Semiconductor Corp
(1)
............ 389 20,644
Micron Technology Inc ................ 1,818 188,545
Microsoft Corp ...................... 4,588 1,974,216
Nutanix Inc
(1)
....................... 95 5,629
NVIDIA Corp ....................... 15,772 1,915,352
ON Semiconductor Corp
(1)
.............. 1,663 120,750
Oracle Corp ........................ 2,508 427,363
Palantir Technologies Inc
(1)
.............. 640 23,808
Photronics Inc
(1)
..................... 1,545 38,254
Qorvo Inc
(1)
........................ 227 23,449
QUALCOMM Inc ..................... 3,493 593,985
Silicon Laboratories Inc
(1)
............... 182 21,034
Skyworks Solutions Inc ................ 2,746 271,222
TD SYNNEX Corp .................... 183 21,975
Teradyne Inc ....................... 822 110,090
Texas Instruments Inc ................. 3,616 746,957
8,378,771
Materials — 0.3%
Ball Corp ......................... 3,227 219,146
Louisiana-Pacific Corp ................ 912 98,004
Steel Dynamics Inc ................... 56 7,060
Sylvamo Corp ...................... 494 42,410
366,620
Real Estate — 0.6%
CoStar Group Inc
(1)
................... 2,154 162,498
Jones Lang LaSalle Inc
(1)
............... 412 111,161
Newmark Group Inc .................. 1,347 20,919
Simon Property Group Inc .............. 3,342 564,865
SITE Centers Corp ................... 1,132 68,486
927,929
Utilities — 0.3%
Brookfield Renewable Corp ............. 32 1,045
Clearway Energy Inc .................. 546 16,751
Entergy Corp ....................... 2,207 290,463
National Fuel Gas Co .................. 895 54,246
Vistra Corp ........................ 105 12,447
Xcel Energy Inc ..................... 1,221 79,732
454,684
Total Common Stocks (United States)
(Cost $ 26,780,330 ) ................. 31,920,250
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 153 3,955
Total Preferred Stock (United States)
(Cost $ 3,824 ) ..................... 3,955
Warrants (United States) — 0 .0%
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 4 0
Total Warrants (United States)
(Cost $ 312 ) ...................... 0
Registered Investment Companies — 65 .6%
U.S. Fixed Income — 60.9%
Baird Core Plus Bond Fund - Class I ....... 1,901,030 19,789,721
BrandywineGLOBAL High Yield Fund - Class IS 909,780 9,425,318
Dodge & Cox Income Fund - Class I ........ 592,726 7,669,870
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 869,839 9,611,721
Fidelity Total Bond Fund - Class Z ......... 1,790,004 17,488,342
Frost Total Return Bond Fund - Class I ...... 987,988 9,909,523
iShares 20+ Year Treasury Bond ETF
(3)
...... 129,445 12,698,554
86,593,049
International Fixed Income — 4.7%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 594,494 4,702,450

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 20,433 1,912,120
6,614,570
Total Registered Investment Companies
(Cost $ 87,569,965 ) ................. 93,207,619
Money Market Registered Investment Companies — 11 .2%
Meeder Government Money Market Fund - Class
F , 4.80%
(4)
....................... 15,874,224 15,874,224
Total Money Market Registered Investment
Companies
(Cost $ 15,874,224 ) ................. 15,874,224
Total Investments — 99 .2%
(Cost $ 130,228,655 ) ................ 141,006,048
Other Assets less Liabilities — 0 .8% ....... 1,074,624
Total Net Assets — 100 .0% ............. 142,080,672
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,548 21,445
Meeder Conservative Allocation Fund - Retail
Class .......................... 459 10,573
Meeder Dynamic Allocation Fund - Retail Class 4,087 61,585
Meeder Muirfield Fund - Retail Class ....... 2,864 29,562
Total Trustee Deferred Compensation
(Cost $ 95,745 ) .................... 123,165
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2024 ......... 36 12/20/24 4,478,040 85,042
Mini MSCI Emg Mkt Futures
- Dec 2024 ........ 23 12/20/24 1,348,605 78,986
Russell 2000 Futures Mini
December 2024 ..... 31 12/20/24 3,486,260 53,961
S&P Mid Cap Futures EMini
December 2024 ..... 3 12/20/24 944,580 18,341
Total Futures Contracts .. 93 10,257,485 236,330
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.
(5) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.